UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-24001

83 Investment Group Income Fund
(Exact name of registrant as specified in charter)

27200 Agoura Road Calabasas, CA	91301
(Address of principal executive offices)	(Zip code)

Meghan Pinchuk, M83 Investment Group, LLC
27200 Agoura Road	Calabasas, CA	91301
(Name and address of agent for service)

Registrant’s telephone number, including area code:	818-222-4727

Date of fiscal year end:	9/30

Date of reporting period:	3/31/26

Item 1. Reports to Stockholders.

(a)       Not applicable.

(b)       Long Form Financial Statements

83 Investment Group Income Fund

Semi-Annual Report

March 31, 2026

INVESTOR INFORMATION: (833) 701-4393

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of 83 Investment Group Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA

83 Investment Group Income Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2026

The Fund’s performance compared to its benchmarks for the periods ended March 31, 2026:

	Six	One	Inception**** through
	Months	Year	March 31, 2026
83 Investment Group Income Fund - Class I*	4.87%	9.33%	10.03%
Bloomberg U.S Aggregate Bond Index**	1.05%	4.35%	4.60%
Bloomberg U.S. Corporate High Yield Bond Index***	0.81%	7.01%	7.33%

*	The performance data quoted here represents past performance, including past performance of the Predecessor Fund, M83 Income Fund, LLC (see Note 1). Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. The Adviser voluntarily waived a portion of its advisory fee for the periods shown, and total return would have been lower without such voluntary waiver (see Note 7). For performance information current to the most recent quarter-end, please call toll-free 833-701-4393.

**	The Bloomberg U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the Index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The Index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in the U.S. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

***	The Bloomberg U.S. Corporate High Yield Bond Index is a market value-weighted index which covers the U.S. non-investment grade fixed- rate debt market. Investors cannot invest directly in an index or benchmark.

****	Inception date of the Predecessor Fund was April 1, 2024. Commencement of operations for the Fund was January 2, 2025, following the reorganization of the Predecessor Fund, M83 Income Fund, LLC, with and into the Fund, which was effective as of close of business on December 31, 2024 (see Note 1).

Portfolio Composition as of March 31,2026

Compositions	Percentage of Net Assets
Private Funds	89.9%
Closed End Funds	3.7%
Loan Participations	3.4%
Open End Funds	1.7%
Money Market Funds	1.1%
Warrant	0.0%*
Other Assets in Excess of Liabilities	0.2%
100.0%

*	Percentage rounds to less than 0.1%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

83 INVESTMENT GROUP INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	CLOSED-END FUNDS — 3.7%
	FIXED INCOME - 3.7%
1,028,758	Blue Owl Alternative Credit Fund	$10,225,855

	TOTAL CLOSED-END FUNDS (Cost $10,000,000)	10,225,855

	OPEN-END FUNDS(f) — 1.7%
	FIXED INCOME - 1.7%
198,973	Angel Oak UltraShort Income Fund, Institutional Class	1,961,872
173,824	CrossingBridge Ultra-Short Duration Fund, Institutional Class	1,730,015
119,383	RiverPark Strategic Income Fund, Institutional Class	1,010,136
		4,702,023

	TOTAL OPEN-END FUNDS (Cost $4,726,421)	4,702,023

	PRIVATE INVESTMENT FUNDS(a)(b)(f) — 89.9%
	FINANCIALS - 89.9%
N/A	Callodine Perpetual ABL Fund L.P.	32,181,739
N/A	Clear Haven Investment Fund, L.P (Credit Opportunities Fund III Series)	10,980,802
N/A	Clear Haven Ultra Short IG Bond Fund, L.P.	8,393,963
N/A	Colbeck Strategic Lending Fund L.P.	5,914,092
N/A	Equal Access Justice Fund L.P.	26,358,738
N/A	Evolution Credit Partners Trade Finance, L.P.	14,098,253
N/A	Felicitas Liquidity Solutions Fund L.P.	7,645,700
N/A	MEP Evergreen Fund, L.P.	6,726,879
N/A	MRP Evergreen Income Fund, L.P.	18,000,817
N/A	Proterra Credit Fund 2 (Feeder), L.P.	10,202,583
N/A	Proterra Credit Partners, L.P.	17,262,808
N/A	Rivonia Road Fund L.P.	6,537,614
N/A	Symbiotic Capital Life Science Credit Fund, L.P.	6,899,270
N/A	WhiteHawk Evergreen Fund, L.P.	74,168,635
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $239,489,811)	245,371,893

The accompanying notes are an integral part of these financial statements.

83 INVESTMENT GROUP INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	LOAN PARTICIPATIONS(b)(f) — 3.4%
	CONSUMER DISCRETIONARY — 0.7%
2,000,000	Penney Holdings LLC/Catalyst Brands	11.7900	09/19/30	$2,000,000
	(WhiteHawk Evergreen Fund, L.P.) SOFR + 8.13%

	HEALTH CARE — 0.7%
1,880,611	Nephron Pharmaceuticals LLC (WhiteHawk Evergreen Fund, L.P.) SOFR + 9.20%	12.8600	12/30/27	1,871,208

	INDUSTRIALS — 1.5%
1,964,167	C3 Rentals, Inc. (WhiteHawk Evergreen Fund, L.P.) SOFR + 8.00%	12.0000	04/22/27	1,983,809
1,997,568	West Side Transport, Inc. (WhiteHawk Evergreen Fund, L.P.) SOFR + 9.00%	13.0000	08/02/27	2,097,446
				4,081,255
	TECHNOLOGY — 0.5%
1,611,424	Boxlight Corporation (WhiteHawk Evergreen Fund, L.P.) SOFR + 10.75%	10.7500	04/01/27	1,385,825

	TOTAL LOAN PARTICIPATIONS (Cost $9,392,822)			9,338,288

Shares		Expiration Date	Exercise Price
	WARRANT — 0.0%(b)(c)(e)(f)
	HEALTH CARE — 0.0%
3	Nephron Pharmaceuticals LLC	N/A	$0.01	44,699
	TOTAL WARRANT (Cost $22,548)			44,699

	SHORT-TERM INVESTMENTS — 1.1%
	MONEY MARKET FUNDS - 1.1%
2,954,350	First American Government Obligations Fund, Class X, 3.58% (Cost $2,954,350)(d)(f)			2,954,350

	TOTAL INVESTMENTS - 99.8% (Cost $266,585,952)			272,637,108
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%			434,551
	NET ASSETS - 100.0%			$273,071,659

The accompanying notes are an integral part of these financial statements.

83 INVESTMENT GROUP INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

LLC	- Limited Liability Company

L.P.	- Limited Partnership

N/A	- Not applicable

SOFR	- Secured Overnight Financing Rate

(a)	The investments held by the Fund do not issue shares.

(b)	Restricted Security. Investments generally issued in private placement transactions and as such generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. Total fair value of restricted investments as of March 31, 2026 was $254,754,880 or 93.3% of net assets. As of March 31, 2026, the aggregate cost was $248,905,181. Additional details are as follows.

Investment	Date of first purchase	Cost
Boxlight Corporation (loan participation)	8/1/2024	$1,616,476
C3 Rentals, Inc. (loan participation)	8/1/2024	1,956,478
Callodine Perpetual ABL Fund, LP	10/16/2024	33,250,000
Clear Haven Investment Fund, L.P (Credit Opportunities Fund III Series)	10/1/2025	9,950,199
Clear Haven Ultra Short IG Bond Fund, L.P.	7/2/2025	8,000,000
Colbeck Strategic Lending Fund L.P.	1/5/2026	5,928,456
Equal Access Justice Fund L.P.	5/1/2025	25,000,000
Evolution Credit Partners	9/2/2025	15,000,000
Felicitas Liquidity Solutions Fund L.P.	2/6/2026	7,176,908
MEP Evergreen Fund, L.P.	1/31/2025	6,452,961
MRP Evergreen Income Fund, L.P.	10/17/2025	17,500,000
Nephron Pharmaceuticals LLC (loan participation)	2/28/2025	1,851,712
Nephron Pharmaceuticals LLC (warrant)	2/28/2025	22,548
Penney Holdings LLC/Catalyst Brands (loan participation)	10/1/2025	1,980,135
Proterra Credit Fund 2 (Feeder), LP.	4/1/2024	10,280,600
Proterra Credit Partners, L.P.	1/30/2026	17,000,000
Rivonia Road Fund L.P.	4/4/2025	6,000,000
Symbiotic Capital Life Science Credit Fund, L.P.	8/9/2024	6,950,687
West Side Transport, Inc. (loan participation)	10/15/2024	1,988,021
WhiteHawk Evergreen Fund, LP.	5/1/2024	71,000,000

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(e)	Non-income producing security.

(f)	Security pledged as collateral for line of credit.

The accompanying notes are an integral part of these financial statements.

83 Investment Group Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2026

ASSETS
Investments at fair value (cost $266,585,952)	$272,637,108
Cash	195,070
Interest and dividend receivable	143,974
Deferred offering costs	41,701
Prepaid expenses and other assets	119,053
Total Assets	273,136,906

LIABILITIES
Accrued expenses	65,247
Total Liabilities	65,247

NET ASSETS	$273,071,659

COMMITMENTS AND CONTINGENCIES (see Note 5)

COMPONENTS OF NET ASSETS
Paid-in capital	$266,518,651
Accumulated earnings	6,553,008
NET ASSETS	$273,071,659

NET ASSET VALUE PER SHARE:
Net assets	$273,071,659
Shares of beneficial interest outstanding ($0 par value)	27,164,865
Net asset value, offering, and redemption price per share	$10.05

The accompanying notes are an integral part of these financial statements.

83 Investment Group Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2026

INVESTMENT INCOME
Dividend income	$9,093,095
Interest income	475,752
Total Investment Income	9,568,847

EXPENSES
Investment advisory fees	1,136,293
Legal fees	80,249
Administration fees	77,062
Transfer agent fees	38,677
Fund accounting fees	38,186
Audit and tax fees	32,643
Trustees fees	29,551
Professional fees	28,380
Offering costs	17,249
Registration fees	16,263
Interest expense	13,671
Custodian fees	11,392
Printing fees	11,120
Insurance fees	7,519
Miscellaneous expenses	10,110
Total Expenses	1,548,365
Advisory fees voluntarily waived by Adviser	(1,136,293)
Net Expenses	412,072
Net Investment Income	9,156,775

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(38,573)
Net change in unrealized appreciation on investments	2,179,187
Net Realized and Unrealized Gain on Investments	2,140,614
Net Increase in Net Assets Resulting from Operations	$11,297,389

The accompanying notes are an integral part of these financial statements.

83 Investment Group Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period* Ended
	March 31, 2026	September 30, 2025
	(Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$9,156,775	$6,918,475
Net realized gain (loss) on investments	(38,573)	3,996
Net change in unrealized appreciation on investments	2,179,187	2,307,523
Net Increase in Net Assets Resulting from Operations	11,297,389	9,229,994

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(12,803,834)	(1,677,165)
From return of capital	—	(6,524,288)
Total Distributions to Shareholders	(12,803,834)	(8,201,453)

BENEFICIAL INTEREST TRANSACTIONS
Proceeds from shares issued	81,600,000	74,480,000
Proceeds from fund conversion (Note 1)	—	113,813,376
Distributions reinvested	4,719,330	2,568,006
Payments for shares redeemed	(2,930,902)	(700,247)
Total Beneficial Interest Transactions	83,388,428	190,161,135
Increase in Net Assets	81,881,983	191,189,676

NET ASSETS
Beginning of period	191,189,676	—
End of period	$273,071,659	$191,189,676

SHARE ACTIVITY
Shares issued	8,078,205	7,338,168
Shares from fund conversion (Note 1)	—	11,381,376
Shares reinvested	474,165	254,358
Shares redeemed	(292,213)	(69,194)
Net increase in shares of beneficial interest outstanding	8,260,157	18,904,708

*	For the period January 2, 2025 (commencement of operations) to September 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

83 Investment Group Income Fund
STATEMENT OF CASH FLOWS (Unaudited)

For the Six
Months Ended
March 31, 2026
Cash Flows from Operating Activities
Net increase in net assets resulting from operations	$11,297,389
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investment securities	(92,066,790)
Proceeds from sales	11,029,038
Net sales of short term investments	631,965
Net realized gain on investments	38,573
Net change in unrealized appreciation on investments	(2,179,187)
Net Accretion of Discounts	(17,937)
(Increase)/Decrease in assets:
Receivable for securities sold	985,646
Deferred offering costs	(38,139)
Interest and dividend receivable	77,941
Prepaid expenses and other assets	(101,564)
Increase/(Decrease) in liabilities:
Accrued expenses and other liabilities	(46,459)
Net cash used in operating activities	(70,389,524)

Cash Flows from Financing Activities
Proceeds from shares issued	81,600,000
Payments for shares redeemed	(2,930,902)
Distributions paid (net of reinvestments)	(8,084,504)
Net cash provided by financing activities	70,584,594

Net increase in cash	195,070
Cash at beginning of period	—
Cash at end of period	$195,070

Supplemental Disclosure of Cash Flow Information

Non-cash financing activities not included herein consists of Reinvestment of distributions	$4,719,330

The accompanying notes are an integral part of these financial statements.

83 Investment Group Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	For the		For the
	Six Months Ended		Period* Ended
	March 31,		September 30,
	2026		2025
	(Unaudited)
Net Asset Value, Beginning of Period	$10.11		$10.00
From Operations:
Net investment income (a)	0.38		0.50
Net gain from investments (both realized and unrealized)	0.09		0.16
Total from operations	0.47		0.66
Less Distributions:
From net investment income	(0.53)		(0.08)
From return of capital	—		(0.47)
Total distributions	(0.53)		(0.55)
Net Asset Value, End of Period	$10.05		$10.11
Total Return (b)	4.87	% (f)	6.77	% (f)
Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$273,072		$191,190
Ratio of expenses to average net assets (c):
before advisory fee waiver	1.32	% (e)	1.52	% (e)
after advisory fee waiver	0.35	% (e)	0.57	% (e)
Ratio of net investment income to average net assets (c) (d)	7.79	% (e)	6.63	% (e)
Portfolio turnover rate	5	% (f)	11	% (f)

*	For the period January 2, 2025 (commencement of operations) to September 30, 2025. See Note 1.

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends, and capital gain distributions, if any. Had the adviser not absorbed a portion of its fees, total return would have been lower.

(c)	Does not include expenses of investment companies in which the Fund invests. The Fund’s Total Return is reported net of all fees and expenses.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2026

1.	ORGANIZATION

83 Investment Group Income Fund (the “Fund”) was organized on August 23, 2024 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company and currently offers Class I shares. The M83 Income Fund, LLC Fund (the “Predecessor Fund”) commenced operations on April 1, 2024. The Fund acquired all of the assets and liabilities of the Predecessor Fund, a private fund that was converted into the Fund, through a tax-free reorganization on December 31, 2024 (the “Reorganization”). In connection with the Reorganization, assets of the Predecessor Fund were exchanged for Class I shares of the Fund. The Fund issued 11,381,353.51 shares at $10.00 per share net asset value for total net assets of $113,813,376, which included $1,564,446 of unrealized gains.

The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Predecessor Fund was managed by the same investment adviser as the Fund, M83 Investment Group, LLC (the “Adviser”). The Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies.

The Fund’s investment objective is to generate current income that represents an attractive return relative to the risk being taken by gaining exposure to credit-related assets with low correlation to traditional fixed income markets. The Fund seeks to achieve its investment objectives by investing, directly or indirectly, in income-generating, credit-related investments. The Fund will invest primarily with private fund managers that pursue various credit-related strategies either directly into their funds or through co-investment opportunities offered by such managers.

2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation – Under Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies, the Fund follows accounting and reporting guidance for investment companies. The Fund’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Accounting Pronouncement – The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Investment Transactions and Related Investment Income and Expense – Investment transactions are accounted for on a trade-date basis. Interest is recognized on an accrual basis. Realized gains or losses from investment transactions are recorded on a specific identification basis. Distributions received or receivable from underlying investments are classified as a return of capital or realized gains as noted in the distribution notice from the underlying investment manager. Changes in the fair value of the investments are accounted for as a net change in unrealized appreciation or depreciation on the statement of operations.

Cash and cash equivalents – Cash represents cash deposits held at financial institutions. Cash equivalents include short-term highly liquid investments of sufficient credit quality that are readily convertible to known amounts of cash and have original maturities of three months or less. The fair value of cash and cash equivalents approximates the carrying value. Cash equivalents are held for meeting short-term liquidity requirements, rather than for investment purposes. Cash is held at major financial institutions and, at times, may be in excess of federally insured limits and expose the Fund to credit risk. The cash balance held by the Fund as of March 31, 2026 was $195,070.

Participations and Assignments – The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends and distributions to shareholders are recorded on the ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Taxes – The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis. Accordingly, no provision for Federal income taxes is required in the financial statements.

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

As of March 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for open tax years ended 2024 and 2025 or expected to be taken in the Fund’s September 30, 2026 year-end tax return. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after filing.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	FAIR VALUE MEASUREMENTS

Security Valuation – The Fund values its investments at fair value using Securities Valuation Procedures adopted by the Board of Trustees (the “Board”) governing the valuation of securities and other investment assets of the Fund (collectively, “Portfolio Instruments”). The Board may designate an investment adviser, as the valuation designee (the “Adviser” or “Valuation Designee”) pursuant to Rule 2a-5(b) under the Investment Company Act of 1940, as amended (the “1940 Act”) to perform the fair value determination relating to any and all Portfolio Instruments, subject to the conditions and oversight requirements described in these procedures. This designation will be subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the Fund’s fair value determinations.

Portfolio Instruments with respect to which market quotations are readily available shall be valued at current market value, and other securities and assets shall be valued at fair value as determined in good faith by the Board, pursuant to Section 2(a)(41) of the 1940 Act and Rules 2a-4 and 2a-5 under the 1940 Act. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. (The term “unadjusted” refers to adjustments in market prices made by the fund or valuation designee, not adjustments made by the exchange on which the security is listed.) The Portfolio Instruments for which market quotations are readily available are to be valued at current market value based on such market quotations as of the Determination Date.

As provided in the prospectus, the NAV of shares of the Fund is determined following the close of regular trading on the New York Stock Exchange (“NYSE” or “Exchange”), generally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. These procedures, including the designation of certain responsibilities by the Board of Trustees of the Trust and the requirements for determining fair value in good faith, are adopted to ensure that each Fund calculates its NAV in a timely and accurate manner.

Valuation of Portfolio Instruments – Readily marketable portfolio securities listed on a public exchange are valued at their current market values determined on the basis of market quotations obtained from independent pricing services approved by the Board. Such quotes typically utilize official closing prices, generally the last sale price, reported to the applicable securities exchange if readily available. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected by the exchange representing the principal market for such securities. Securities trading on NASDAQ are valued at NASDAQ official closing price. Debt securities, including loan participations (other than short-term obligations) are valued monthly by an independent pricing service approved by the Board pursuant to Rule 2a-5 under the 1940 Act using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end (the “open-end funds”) or closed-end investment companies. Open-end funds, including money market funds, are valued at their respective net asset

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

3.	FAIR VALUE MEASUREMENTS (continued)

values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

If market or dealer quotations are not readily available or deemed unreliable, the Adviser will determine in good faith, the fair value of such securities. For securities that are fair valued in the ordinary course of Fund operations, the Board has designated the performance of fair value determinations to the Adviser as valuation designee, subject to the Board’s oversight. The Adviser has established a Valuation Committee to help oversee the implementation of procedures for fair value determinations. In determining the fair value of a security for which there are no readily available market or dealer quotations, the Adviser and the Valuation Committee, will take into account all reasonably available information that may be relevant to a particular security including, but not limited to: pricing history, current market level, supply and demand of the respective security; the enterprise value of the portfolio company; the portfolio company’s ability to make payments and its earnings and discounted cash flow, comparison to the values and current pricing of publicly traded securities that have comparable characteristics; comparison to publicly traded securities including factors such as yield, maturity, and credit quality; knowledge of historical market information with respect to the security; fundamental analytical data, such as periodic financial statements, and other factors or information relevant to the security, issuer, or market. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. Dollars using foreign exchange rates provided by a recognized pricing service.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

3.	FAIR VALUE MEASUREMENTS (continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Investments Valued at Net Asset Value (“NAV”) as a practical expedient – ASC 820 permits a reporting entity to measure the fair value of an investment fund that does not have a readily determinable fair value based on the NAV per share, or its equivalent, of the investment fund as a practical expedient, without further adjustment, unless it is probable that the investment would be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investment and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

Investments in Private Funds – The Fund’s investments measured at net asset value without adjustment, as a practical expedient, are not categorized in the fair value hierarchy. If the Fund does not use the net asset value without adjustment, in determining the level, the Fund considers the length of time until the investment is redeemable, including notice and lock-up years or any other restriction on the disposition of the investment. Investments which are not valued using the practical expedient are included in Level 3 in the fair value hierarchy.

The valuations of investments in private funds are supported by information received from the investee funds such as monthly and/or quarterly net asset values, investor reports, and audited financial statements, when available. If it is probable that the Fund will sell an investment at an amount different from the net asset valuation or in other situations where the practical expedient is not available, or when the Fund believes alternative valuation techniques are more appropriate, the valuation committee may consider other factors, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in its determination of fair value.

The following table presents information about the Fund’s assets measured at fair value as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets*
Closed-End Funds	$10,225,855	$—	$—	$10,225,855
Open-End Funds	4,702,023	—	—	4,702,023
Private Investment Funds**	—	—	—	—
Loan participations	—	—	9,338,288	9,338,288
Warrant	—	44,699	—	44,699
Short-Term Investments	2,954,350	—	—	2,954,350
Total investments	$17,882,228	$44,699	$9,338,288	$27,265,215

*	For detailed industry classifications, refer to the accompanying Schedule of Investments.

**	In determining fair values as of March 31, 2026, the Adviser has, as a practical expedient, estimated fair value of each Private Investment Funds using the proportionate NAV (or its equivalent) provided by the investment manager of each Private Investment Fund as of that date. Each investment for which fair value is measured using the Private Investment Funds’ NAV as a practical expedient is not required to be categorized within the fair value hierarchy. Accordingly, Private Investment Funds with a fair value of $245,371,893 for the Fund, have not been categorized.

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

3.	FAIR VALUE MEASUREMENTS (continued)

The following is a reconciliation of assets in which Level 3 inputs were used in determining fair value:

Level 3
Investments
Beginning balance	$7,872,554
Cost of purchases	1,980,000
Change in unrealized appreciation	(179,076)
Proceeds from paydowns	(353,127)
Amortization/accretion	17,937
Realized gain (loss)	—
Net transfers into Level 3	—
Ending balance	$9,338,288

The table below provides additional information about the Level 3 fair value measurements as of March 31, 2026:

	Fair Value	Valuation Technique	Unobservable Inputs (1)	Impact to Valuation from an Increase in Input
Loan Participations	$9,338,288	Income Approach	Discount Rate (7.7%-19.1% loan spread)	Decrease

		Market Approach	5.5x EBITDA Multiple	Increase

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

4.	INVESTMENT FUNDS’ OBJECTIVES AND TERMS

The investment objectives, management fee, incentive allocation and redemption terms for each private fund in which the Fund held an interest during the period ended March 31, 2026 were as follows:

Private Fund	Investment Objective	Management Fee*	Incentive Allocation	Redemption Terms	Funding Acquisition Date
Callodine Perpetual ABL Fund, LP	The investment objective of the Fund is to originate, structure, and invest in private market debt with a focus on fully secured, formula driven asset-based lending (a top of the capital structure focus).	1.50%	15%	Quarterly redemption requests with 90 days notice. Hard lock-up period expires on the 1st anniversary of subscription. Soft Lock up period expires on 2nd anniversary of subscription. Investors requesting redemptions will be placed into a run-off account whereby they will receive a return of principal over time as underlying investments become liquid.	10/16/2024

Clear Haven Investment Fund, L.P.(Credit Opportunities Fund III Series)	The Partnership’s investment objective is to invest in consumer unsecured loans and consumer secured loans, and offer senior financing facilities to originators of consumer and small business unsecured loans. The Partnership also will selectively utilize leverage when it believes it will create an advantageous return profile to the Partnership, while maintaining conservative loss.	1.50%	15%	No redemptions. Closed end fund with 5 year term, subject to (2) consecutive one-year extensions by the General Partner.	10/1/2025

Clear Haven Ultra Short IG Bond Fund, L.P.	The Fund’s investment objective is to invest in short duration asset backed securities (ABS) and residential mortgage backed securities (RMBS) with the goal of generating attractive gross cash flow and current yield.	0.50%	—	Monthly redemption requests with 15 days notice. The amount of aggregate withdrawals from the Fund during a calendar month will be limited on a pro rata basis based on the amounts requested to be withdrawn to an amount equal to 25% of the net asset value of the Fund as of the end of the calendar month.	7/2/2025

Colbeck Strategic Lending Fund L.P.	The Fund’s investment objective is to invest in a portfolio of complex credit investments that generate private equity-style returns, are principal-protected by security, are priority over collateral and are underwritten to generate excess return relative to fundamental credit risk.	1.50%	20%	No redemptions. Closed end fund with an 8 year term, subject to extensions.	1/5/2026

Equal Access Justice Fund L.P.	The Fund’s primary investment strategy is to provide investors with an uncorrelated, low volatility, attractive risk-adjusted return by engaging in commercial loans primarily to sustainably operated law firms based in the United States. The underlying collateral for the commercial loans primarily are portfolios of contingency-fee legal matters arising in United States local, state, and federal court systems or attorney fees generated from hourly and fixed-fee legal matters.	1.25%	20%	Withdrawals are generally permitted at the end of each quarter with at least 60 calendar days’ prior written notice, subject to a “hard lock-up period” of 24 calendar months. Withdrawals are subject to certain other liquidity restrictions, reserves for contingencies, a partial hold-back pending completion of an annual audit and suspension restrictions.	5/1/2025

*	Per Annum

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

4.	INVESTMENT FUNDS’ OBJECTIVES AND TERMS (continued)

Private Fund	Investment Objective	Management Fee*	Incentive Allocation	Redemption Terms	Funding Acquisition Date

Evolution Credit Partners Trade Finance, L.P.	The Fund seeks to generate attractive risk-adjusted returns and current income through a credit strategy focused on opportunistic short-duration strategies in the trade finance and working capital areas.	1.75%	18%	Redemption requests submitted 4X per year with 90 days notice. Subject to a 1-year lock-up period and the investor-level gate, which is 25% of the value of its capital account related to a capital contribution.	9/2/2025

Felicitas Liquidity Solutions Fund L.P.	The Fund intends to provide long-term returns by engaging in transactions consisting of: net asset value (NAV) financings and structured credit or preferred equity investments secured by diversified pools of fund interests, company interests, real estate holdings, management fees, carried interest, or other asset pools and secondary investments into credit and credit-adjacent strategies as well as participate in collateralized loan obligations and collateralized fund obligations.	1.50%	15%	Redemption requests submitted 4X per year (for each quarter-end) with 90 days notice. Subject to a 3-year lockup period	2/6/2026

MEP Evergreen Fund, L.P.	The Fund focuses on providing capital to the underserved middle market of the media industry, backed by reliable and uncorrelated cash flows. The strategy primarily focused on credit opportunities. The investment targets specific verticals within media including film, music, television, eBooks, video gaming, and online video.	1.50%	15%	Redemption requests submitted 2X per year with 45 days notice. Lock up period expires on 1st anniversary of subscription. Investors requesting redemptions will be placed into a run-off account whereby they will receive a return of principal over time as underlying investments become liquid.	1/31/2025

MRP Evergreen Income Fund, L.P.	The primary focus of the Fund is to invest to achieve attractive rates of return primarily through its investment in three interconnected strategies in equipment finance, corporate credit, and loan portfolios, and Persons (including portfolio companies or other vehicles) that originate, hold or expect to originate or hold such loans.	1.55%	10%	Redemption requests permitted annually, subject to a 2 year lock-up.	10/17/2025

Proterra Credit Fund 2 (Feeder), LP.	The purpose of the Feeder is to hold a limited partnership interest in the Master Fund. The Feeder offers investors indirect access to the Master Fund. The Master Fund (or the affiliated entities in which it invests) seeks to make loans to privately-held middle- market borrowers in the agribusiness sector organized and located in North America.	2.00%	20%	No redemptions. Closed-end fund with a 7 year term, subject to extension by the General Partner for up to two (2) consecutive additional one-year periods.	4/1/2024

*	Per Annum

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

4.	INVESTMENT FUNDS’ OBJECTIVES AND TERMS (continued)

Private Fund	Investment Objective	Management Fee*	Incentive Allocation	Redemption Terms	Funding Acquisition Date

Proterra Credit Partners, LP.	The Partnership seeks to make investments in loans to, and other debt instruments of, food, beverage and other agribusiness companies organized and/or located in the United States. The Partnership seeks to provide current income with capital preservation by investing in debt instruments including senior secured unitranche loans, second-lien loans and subordinated debt instruments.	1.70%	20%	Redemptions permitted at each December 31 year-end with 90 days notice, subject to a 2 year lock up.	1/30/2026

Rivonia Road Fund L.P.	The Fund’s investment objective is to generate current income by sourcing, underwriting, originating and financing credit opportunities in the specialty lending space.	1.50%	18%	Bi-annual redemptions after the intial 18-month lock up period. Investors requesting redemptions will be placed into a run-off account whereby they will receive a return of principal over time as underlying investments become liquid.	4/4/2025

Symbiotic Capital Life Science Credit Fund, L.P.	The Fund will seek to provide investors with current income and capital appreciation through investments in a diversified portfolio comprised primarily of debt securities and associated warrants of life science companies located primarily in North America or Europe.	1.75%	20%	No redemptions. Closed-end fund with a 6 year term, subject to extension by the General Partner for up to two (2) consecutive additional one-year periods.	8/9/2024

WhiteHawk Evergreen Fund, LP.	Opportunistic debt investments primarily in senior secured loans and second lien secured loans of middle-market public and private U.S. companies	1.50%	20%	Redemption requests submitted 2X per year with 90 days notice. Lock up period expires on 2nd anniversary of subscription. Investors requesting redemptions will be placed into a run-off account whereby they will receive a return of principal over time as underlying investments become liquid.	5/1/2024

*	Per Annum

5.	UNFUNDED INVESTMENT COMMITMENTS

As of March 31, 2026, the Fund had the following unfunded commitments:

Private Fund	Total Commitment Amount		Total Unfunded Commitment
Callodine Perpetual ABL Fund, LP	$35,000,000		$1,750,000
Clear Haven Investment Fund, L.P (Credit Opportunities Fund III Series)	10,000,000	*	500,000
Colbeck Strategic Lending Fund L.P.	15,000,000	*	8,924,168
Felicitas Liquidity Solutions Fund L.P.	15,000,000	*	8,259,422
MEP Evergreen Fund, L.P.	10,000,000	*	3,547,039
MRP Evergreen Income Fund, L.P.	30,000,000		12,500,000
Proterra Credit Fund 2 (Feeder), LP.	12,575,000		2,275,681
Symbiotic Capital Life Science Credit Fund, L.P.	10,000,000		2,914,138

*	commitment waived subject to fee payment

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

6.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended March 31, 2026 amounted to $92,066,790 and $11,029,038, respectively.

7.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Pursuant to an investment advisory agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for this service and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% of the average daily net assets. For the six months ended March 31, 2026, the Adviser earned management fees of $1,136,293, which were voluntarily waived by the Adviser. Amounts waived voluntarily outside of the expense limitation agreement described below are not recoupable.

Expenses – The Fund bears its own ordinary operating expenses including administrative expenses, custodial costs, legal expenses, accounting expenses, auditing and tax preparation expenses, insurance premiums, and other expenses related to the Fund (collectively, the “Ordinary Operating Expenses”); and extraordinary expenses including, but not limited to, taxes, if any, imposed on the Fund, the costs of litigation brought by or against the Fund, any expenses associated with the Fund’s indemnification obligations, and any expenses relating to enforcing or protecting the Fund’s rights with respect to portfolio investments and investment expenses.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (including offering and organizational expenses, but excluding interest, brokerage commissions, Underlying Fund fees and expenses and extraordinary expenses), at least until December 31, 2026, so that the total annual operating expenses of the Fund do not exceed 2.95% of the average daily net assets of the Fund. Contractual waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the lesser of the expense limitation then in place or in place at time of waiver, within three years of when the amounts were waived.

Organizational and Offering Expenses – Organizational costs are expensed as incurred. Offering costs are accounted for as a deferred charge from the commencement of operations, and are thereafter amortized to expense over twelve months on a straight-line basis. Organizational costs consist of the costs of forming the Fund; drafting of bylaws, administration, custody and transfer agency agreements; and legal services in connection with the initial meeting of the Board and the Fund’s seed audit costs. Offering costs consist of the costs of preparing, reviewing and filing with the U.S. Securities and Exchange Commission (“SEC”) the Fund’s registration statement (“Registration Statement”); the costs of preparing, reviewing and filing of any associated marketing or similar materials; the costs associated with the printing, mailing or other distribution of the Fund’s Prospectus, Statement of Additional Information (“SAI”) and/or marketing materials; and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the organizational costs and offering costs for the six months ended March 31, 2026 are $0 and $17,249, respectively.

Ultimus Fund Distributors, LLC, (the “Distributor”), is the distributor for the shares of the Fund. The Distributor has entered into a Distribution Agreement with the Fund pursuant to which it distributes shares for the Fund. Distribution fees are paid by the Adviser. Class I Shares are not subject to any distribution fees.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting and transfer agency services to the Fund. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Fund are also officers of UFS, for which they received customary fees pursuant to the UFS servicing agreement.

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

7.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES (continued)

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

8.	RISK FACTORS

Credit Risk – In the normal course of business, the Fund maintains its cash balances in financial institutions, which at times may exceed federally insured limits. The Fund is subject to credit risk to the extent any financial institution with which it conducts business is unable to fulfill contracted obligations on its behalf. Management monitors the financial condition of such financial institutions and does not anticipate any losses from these counterparties.

Liquidity Risk – An investment in the Fund has limited liquidity as shareholders will generally have only limited rights to withdraw capital from the Fund or transfer their Interests, and the Fund has the right to suspend withdrawals, as described in the Fund documents. The Fund’s investments in the private funds may only be withdrawn in accordance with the respective private fund’s offering memorandum and articles of association. As a result, the Fund may not be able to liquidate some of its investments in a timely manner to meet financial liabilities.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Concentration Risk – If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected.

Valuation of Private Investments – The underlying investments of some of the private funds are not publicly traded, and the private funds may consider information provided by the institutional asset manager of each respective private investment to determine the estimated value of the private fund’s investment therein. The valuation provided by an institutional asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. To determine the estimated value of the private fund’s investment in private investments, the private fund considers, among other things, information provided by the private investments, which if inaccurate could adversely affect the private fund’s ability to value accurately the private fund’s shares. Private investments that invest primarily in publicly traded securities are more easily valued.

Investments in Bank Loans and Participations – The special risks associated with investing in bank loans and participations include: (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws; (ii) environmental liabilities that may arise with respect to collateral securing the obligations; (iii) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality; (iv) limitations on the ability of the private funds to directly enforce any of their respective rights with respect to participations; and (v) generation of income that is subject to U.S. federal income taxation as income

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

8.	RISK FACTORS (continued)

effectively connected with a U.S. trade or business. The private funds will attempt to balance the magnitude of these risks against the potential investment gain prior to entering into each such investment. Successful claims by third parties arising from these and other risks, absent bad faith, may be borne by the private funds.

Bank loans do not presently have the liquidity of conventional debt securities and are often subject to restrictions on resale. Due to the illiquidity of bank loans, the private funds may not be able to dispose of its investments in bank loans in a timely fashion and at a fair price, which could adversely affect the performance of the private funds. With respect to bank loans acquired as participations by the private funds, because the holder of a participation generally has no contractual relationship with a borrower, the private funds will have to rely upon a third party to pursue appropriate remedies against a borrower in the event of a default. As a result, the private funds may be subject to delays, expenses and risks that are greater than those that would be involved if the private fund could enforce its rights directly against a borrower or through the agent.

Furthermore, a borrower of a bank loan, in some cases, may prepay the bank loan. Prepayments could adversely affect the private fund’s interest income to the extent that the private fund is unable to reinvest promptly payments in bank loans or otherwise or if such prepayments were made during a period of declining interest rates.

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests greater than 25% of its net assets in the WhiteHawk Evergreen Fund LP (“WhiteHawk”). The Fund may redeem these investments at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the investments. The percentage of net assets held in WhiteHawk at March 31, 2026 was 27.2%.

10.	REPURCHASE OFFERS

Shareholders do not have the right to require the Fund to redeem their shares. To provide a limited degree of liquidity to shareholders, the Fund may, from time to time, offer to repurchase shares pursuant to written tenders by shareholders. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase shares, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects, generally, to recommend to the Board that the Fund offer to repurchase shares on a semi-annual basis with such repurchases to occur as of the last day of June and December (or, if any such date is not a business day, on the immediately preceding business day).

Each such repurchase offer will generally be limited to an amount equal to or less than 15% of the outstanding shares of the Fund. If a repurchase offer is oversubscribed by shareholders who tender shares, the Fund may extend the repurchase offer, repurchase a pro rata portion of the Shares tendered or take any other action permitted by applicable law. The Fund may cause the repurchase of a shareholder’s shares if, among other reasons, the Fund determines that such repurchase would be in the interest of the Fund.

During the six months ended March 31, 2026, the Fund had one repurchase offer as follows:

Commencement Date	9/15/2025
Repurchase Request Deadline	10/14/2025
Repurchase Pricing Date	12/31/2025
Net Asset Value as of Repurchase Offer Date	$10.03
Pricing Date	12/31/2025
Number of Shares Repurchased	292,213
Amount Repurchased	$2,930,902
Percentage of Outstanding Shares Repurchased	1.29%

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

11.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and (depreciation) at March 31, 2026, were as follows:

Tax	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	(Depreciation)	Appreciation
$262,279,149	$12,599,344	$(2,241,385)	$10,357,959

12.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the tax year ended September 30, 2025 was as follows:

Tax Year Ended
September 30, 2025
Ordinary Income	$1,677,165
Long-Term Capital Gain	—
Return of Capital	6,524,288
$8,201,453

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$—	$(119,337)	$8,178,772	$8,059,435

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the adjustments for partnerships and organizational costs.

Permanent book and tax differences, primarily attributable to partnership adjustments, resulted in reclassifications for the Fund for the fiscal year ended September 30, 2025, as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$1,057,840	$(1,057,840)

13.	LINE OF CREDIT

Effective March 13, 2026, the Fund secured a $40 million committed line of credit from TriState Capital Bank for the purpose of liquidity subject to the limitations of the 1940 Act for borrowings. Borrowings under the arrangement bear interest at the Secured Overnight Funding Rate (“SOFR”) plus 2.60% (3.68% on March 31, 2026) and an unused commitment fee rate equal to 0.20% per year. As collateral for borrowings under the line of credit, the Fund grants TriState Capital Bank a first position security interest in and lien on the securities held by the Fund in a collateral account. As of March 31, 2026, investments with a total fair value of $262,411,253 were pledged as collateral. The revolving credit facility has a maturity of March 13, 2028.

The Fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes. The Fund is required to maintain asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed, with an exception it expects to limit its borrowings for investment purposes to 33 1/3% of the value of the Fund’s total assets (including the amount

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

borrowed). Securities pledged as collateral for the line of credit as of March 31, 2026 are disclosed on the Fund’s Schedule of Investments.

During the six months ended March 31, 2026, the Fund recorded $13,671 in interest expense on the line of credit. The Fund did not draw on the line during the six months ended March 31, 2026.

14.	OTHER MATTERS

Due to an administrative oversight, there was a failure to register a number of Fund shares with the SEC during the period from December 31, 2024 through February 26, 2026. To remedy this, the unregistered shares of the Fund were appropriately registered with the SEC on February 27, 2026. All impacted shareholders were treated as any other shareholder at all times including during and after the oversight period. The Fund’s net assets, NAV per share, and total return were not impacted.

15.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Privacy Notice

83 Investment Group Income Fund

PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number	■ Purchase History
	■ Assets	■ Account Balances
	■ Retirement Assets	■ Account Transactions
	■ Transaction History	■ Wire Transfer Instructions
■ Checking Account Information
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons chosen to share, and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1- 833-701-4393

Who we are
Who is providing this notice?	The Fund
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■      Open an account

■      Provide account information

■      Give us your contact information

■      Make deposits or withdrawals from your account

■      Make a wire transfer

■      Tell us where to send the money

■      Tells us who receives the money

■      Show your government-issued ID

■      Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■      Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■      Affiliates from using your information to market to you

■      Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

Investment Adviser

M83 Investment Group, LLC

27200 Agoura Road, Suite 200

Calabasas, CA 91301

Distributor

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Legal Counsel

DLA Piper LLP

1201 West Peachtree Street, Suite 2900

Atlanta, GA 30309

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

8101 E. Prentice Avenue, Suite 750

Greenwood Village, CO 80111

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling (833) 701-4393 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling (833) 701-4393.

83IG-SAR26

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 1 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 1

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. [Exhibit 99. CERT]

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto [Exhibit 99.906CERT]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

83 Investment Group Income Fund

By	/s/ Meghan Pinchuk
Meghan Pinchuk
Principal Executive Officer
Date: 6/9/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Meghan Pinchuk
Meghan Pinchuk
Principal Executive Officer
Date: 6/9/26

By	/s/ Jessica Chase
Jessica Chase
Principal Financial Officer
Date: 6/9/26